10. LITIGATION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Litigation
10. LITIGATION

The Company is involved in various lawsuits related to the operations of its subsidiaries.  Management believes that it has adequate insurance coverage and/or has appropriately accrued for the settlement of these claims.  If applicable, claims that exceed amounts accrued and/or that are covered by insurance, management believes they are without merit and intends to vigorously defend and resolve with no material impact on financial condition.

The Company is involved in various lawsuits related to the operations of its subsidiaries.  Management believes that it has adequate insurance coverage and/or has appropriately accrued for the settlement of these claims.  If applicable, claims that exceed amounts accrued and/or that are covered by insurance, management believes they are without merit and intends to vigorously defend and resolve with no material impact on financial condition.